Condensed Consolidated Statements of Income (Unaudited) - JPY (¥) shares in Thousands, ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Interest income:
Loans, including fees	¥ 2,195,138	¥ 2,348,070
Deposits in other banks	559,118	372,370
Investment securities	430,627	404,110
Trading account assets	618,043	500,730
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	369,186	477,197
Total	4,172,112	4,102,477
Interest expense:
Deposits	1,309,461	1,462,814
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions	674,130	674,879
Due to trust account, other short-term borrowings and trading account liabilities	243,400	219,395
Long-term debt	243,185	255,240
Total	2,470,176	2,612,328
Net interest income	1,701,936	1,490,149
Provision for credit losses	31,644	128,584
Net interest income after provision for credit losses	1,670,292	1,361,565
Non-interest income:
Fees and commissions income	1,124,798	1,013,028
Foreign exchange gains (losses) —net	(10,356)	202,840
Trading account profits (losses) —net	(263,017)	537,284
Investment securities gains (losses) —net	428,079	(485,145)
Equity in earnings of equity method investees—net	390,670	316,339
Other non-interest income	255,314	109,559
Total	1,925,488	1,693,905
Non-interest expense:
Salaries and employee benefits	738,757	714,830
Occupancy expenses—net	78,019	78,751
Fees and commissions expenses	218,452	203,719
Outsourcing expenses, including data processing	189,699	154,441
Depreciation of premises and equipment	41,007	41,685
Amortization of intangible assets	150,108	145,379
Insurance premiums, including deposit insurance	49,503	48,618
Communications	32,969	31,406
Taxes and public charges	67,643	58,868
Impairment of goodwill	37,703	0
Reversal of off-balance sheet credit instruments	(25,775)	(1,342)
Other non-interest expenses	332,761	235,038
Total	1,910,846	1,711,393
Income before income tax expense	1,684,934	1,344,077
Income tax expense	437,006	348,694
Net income before attribution of noncontrolling interests	1,247,928	995,383
Net income (loss) attributable to noncontrolling interests	85,325	(63,838)
Net income attributable to Mitsubishi UFJ Financial Group	1,162,603	1,059,221
Effect of dilutive instruments:
Restricted stock units and performance stock units	(3,100)	(2,550)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 1,159,503	¥ 1,056,671
Shares used for the computation of basic EPS and diluted EPS (Denominator):
Weighted average common shares outstanding (in shares)	11,445,408	11,697,335
Effect of dilutive instruments:
Stock acquisition rights and the common shares of MUFG under the Board Incentive Plan (in shares)	1,195	274
Weighted average common shares for diluted computation (in shares)	11,446,603	11,697,609
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	¥ 101.58	¥ 90.55
Diluted earnings (loss) per common share—Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	¥ 101.30	¥ 90.33